SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 25, 2024	Sep. 15, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserve stock split	1-for-4	2-for-1
Cash equivalents			$ 0		$ 0
Uninsured cash balance			$ 45,000		$ 0
Useful life			20 years
Dividend yield			0.00%
Offering costs			$ 59,468	$ 84,027
Accumulated offering costs			637,102	431,667
Research and development			91,263	88,401
Marketing expense			$ 1,256	$ 7,558
Share price			$ 13.00		$ 12.71
Investor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cash investments			$ 250,000
Gen Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Construction in progress impairment					$ 38,000